Analysis of replacement cost profit (loss) before interest and tax and reconciliation to profit (loss) before taxation (Tables)	6 Months Ended
Jun. 30, 2020
Operating Segments [Abstract]
Disclosure of detailed information about replacement costs explanatory

	Second	Second	First	First
	quarter	quarter	half	half
$ million	2020	2019	2020	2019
Upstream	(22,008)	2,469	(20,985)	5,353
Downstream	594	1,288	1,258	3,053
Rosneft	(124)	525	(141)	1,011
Other businesses and corporate	(317)	(381)	(1,015)	(927)
	(21,855)	3,901	(20,883)	8,490
Consolidation adjustment – UPII*	(46)	34	132	21
RC profit (loss) before interest and tax*	(21,901)	3,935	(20,751)	8,511
Inventory holding gains (losses)*
Upstream	57	(10)	(11)	(8)
Downstream	978	93	(3,637)	1,139
Rosneft (net of tax)	53	(2)	(148)	38
Profit (loss) before interest and tax	(20,813)	4,016	(24,547)	9,680
Finance costs	783	853	1,566	1,720
Net finance expense relating to pensions and other post-retirement benefits	8	15	15	30
Profit (loss) before taxation	(21,604)	3,148	(26,128)	7,930

RC profit (loss) before interest and tax*
US	(4,695)	498	(4,100)	1,269
Non-US	(17,206)	3,437	(16,651)	7,242
	(21,901)	3,935	(20,751)	8,511